                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F Cover Page

Report for the Calendar Year or Quarter Ended March 31, 2008

Check here if Amendment [ ] Amendment Number: _____

     This Amendment (Check only one): [ ] is a restatement
                                      [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    WS Ventures Management, L.P.
Address: 300 Crescent Court, Suite 1111
         Dallas, Texas 75201

Form 13F File Number: 28-11757

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Patrick P. Walker                   Contact Person: Joseph I. Worsham, II
Title: Member of WSV Management, L.L.C., general partner of
       WS Ventures Management, L.P.
Phone: (214) 756-6056

Signature, Place and Date of Signing:


/s/ Patrick P. Walker                       Dallas, Texas         May 14, 2008
-------------------------------------   --------------------   -----------------
(Signature)                                 (City, State)            (Date)

Report Type (Check only one):

[X] 13F HOLDINGS REPORT (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               0
Form 13F Information Table Entry Total:         75
Form 13F Information Table Value Total:   $109,544
                                          (in thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     None

                           FORM 13F Information Table

            Column 1:               Column 2:   Column 3:  Column 4:       Column 5:      Column 6  Column 7:       Column 8:
         --------------          -------------- --------- ----------- ------------------ ---------- --------- ---------------------
                                                          Fair Market Shares or                                  Voting Authority
                                    Title of      CUSIP      Value    Principal SH/ Put/ Investment   Other   ---------------------
         Name of Issuer               Class       Number   (x $1,000)   Amount  PRN Call Discretion  Managers    Sole   Shared None
         --------------          -------------- --------- ----------- --------- --- ---- ---------- --------- --------- ------ ----
AIRSPAN NETWORKS INC                   COM      00950H102         141   150,000 SH          SOLE        -       150,000      0    0
ALANCO TECHNOLOGIES INC          CL A NO PV NEW 011612603        1829 1,945,915 SH          SOLE        -     1,945,915      0    0
ALLION HEALTHCARE INC                  COM      019615103         461   111,677 SH          SOLE        -       111,677      0    0
ALTRA HOLDINGS INC                     COM      02208R106        3408   253,400 SH          SOLE        -       253,400      0    0
AMERICAN APPAREL INC                   COM      023850100         402    42,500 SH          SOLE        -        42,500      0    0
ARTHROCARE CORP                        COM      043136100        1537    46,100 SH          SOLE        -        46,100      0    0
ASPENBIO PHARMA INC                    COM      045346103        1825   315,700 SH          SOLE        -       315,700      0    0
BEAR STERNS COS INC                    COM      073902108          41     3,900 SH          SOLE        -         3,900      0    0
BEAR STERNS COS INC                    COM      073902108          81     7,700 SH  PUT     SOLE        -         7,700      0    0
BECKMAN COULTER INC                    COM      075811109        3202    49,600 SH          SOLE        -        49,600      0    0
BECKMAN COULTER INC                    COM      075811109         729    11,300 SH  CALL    SOLE        -        11,300      0    0
BORLAND SOFTWARE CORP                  COM      099849101         532   263,500 SH          SOLE        -       263,500      0    0
BRINKS CO                              COM      109696104        5955    88,640 SH          SOLE        -        88,640      0    0
BRINKS CO                              COM      109696104        1404    20,900 SH  PUT     SOLE        -        20,900      0    0
CEC ENTERTAINMENT INC                  COM      125137109        5866   203,100 SH          SOLE        -       203,100      0    0
CKE RESTAURANTS INC                    COM      12561E105        2523   224,900 SH          SOLE        -       224,900      0    0
CHARLES RIV LAB INTL INC               COM      159864107        1697    28,800 SH          SOLE        -        28,800      0    0
CHINA SEC & SURVE TECH INC             COM      16942J105         266    15,000 SH          SOLE        -        15,000      0    0
CONNS INC                              COM      208242107         577    35,400 SH          SOLE        -        35,400      0    0
CONTANGO OIL & GAS COMPANY           COM NEW    21075N204        1694    26,212 SH          SOLE        -        26,212      0    0
CROWN HOLDINGS INC                     COM      228368106        2093    83,200 SH          SOLE        -        83,200      0    0
CYPRESS SEMICONDUCTOR CORP             COM      232806109        1254    53,100 SH          SOLE        -        53,100      0    0
DSW INC                               CL A      23334L102        2441   188,500 SH          SOLE        -       188,500      0    0
DAYSTAR TECHNOLOGIES INC               COM      23962Q100         296    99,954 SH          SOLE        -        99,954      0    0
DEAN FOODS CO NEW                      COM      242370104        2967   147,700 SH          SOLE        -       147,700      0    0
DELIA'S INC NEW                        COM      246911101        2422   907,111 SH          SOLE        -       907,111      0    0
DOT HILL SYS CORP                      COM      25848T109         772   257,300 SH          SOLE        -       257,300      0    0
EPIX PHARMACEUTICALS INC             COM NEW    26881Q309         231   161,290 SH          SOLE        -       161,290      0    0
EXTREME NETWORKS INC                   COM      30226D106         583   188,200 SH          SOLE        -       188,200      0    0
FAVRILLE INC                           COM      312088404         138    86,700 SH          SOLE        -        86,700      0    0
FIRST ACCEPTANCE CORP                  COM      318457108        1091   382,772 SH          SOLE        -       382,772      0    0

GENTIVA HEALTH SERVICES INC            COM      37247A102        5227   240,200 SH          SOLE        -       240,200      0    0
GTX INC DEL                            COM      40052B108        1864   115,900 SH          SOLE        -       115,900      0    0
HFF INC                               CL A      40418F108        2044   407,900 SH          SOLE        -       407,900      0    0
HQ SUSTAINABLE MARITIME INDS INC     COM NEW    40426A208        1572   134,400 SH          SOLE        -       134,400      0    0
HANSEN NAT CORP                        COM      411310105        1003    28,400 SH          SOLE        -        28,400      0    0
HAYNES INTERNATIONAL INC             COM NEW    420877201        3600    65,600 SH          SOLE        -        65,600      0    0
HELIX ENERGY SOLUTIONS GRP INC         COM      42330P107        2766    87,800 SH          SOLE        -        87,800      0    0
HIGHLAND CR STRATEGIES FD              COM      43005Q107         544    41,800 SH          SOLE        -        41,800      0    0
HOLLY CORP                        COM PAR $0.01 435758305        6911   159,200 SH          SOLE        -       159,200      0    0
HOLLY CORP                        COM PAR $0.01 435758305         612    14,100 SH  PUT     SOLE        -        14,100      0    0
HOLLY CORP                        COM PAR $0.01 435758305        1090    25,100 SH  CALL    SOLE        -        25,100      0    0
ICAGEN INC                             COM      45104P104         215   132,439 SH          SOLE        -       132,439      0    0
INFINERA CORPORATION                   COM      45667G103         145    12,100 SH          SOLE        -        12,100      0    0
I2 TECHNOLOGIES INC                  COM NEW    465754208         172    15,300 SH          SOLE        -        15,300      0    0
LAWSON SOFTWARE INC NEW                COM      52078P102         711    94,400 SH          SOLE        -        94,400      0    0
LEHMAN BROS HLDGS INC                  COM      524908100         764    20,300 SH          SOLE        -        20,300      0    0
LULULEMON ATHLETICA INC                COM      550021109         350    12,300 SH          SOLE        -        12,300      0    0
MEDCATH CORP                           COM      58404W109         770    42,300 SH          SOLE        -        42,300      0    0
MEDIS TECHNOLOGIES LTD                 COM      58500P107         109    12,000 SH          SOLE        -        12,000      0    0
MICROMET INC                           COM      59509C105         175   100,000 SH          SOLE        -       100,000      0    0
NETSUITE INC                           COM      64118Q107         248    11,500 SH          SOLE        -        11,500      0    0
PARALLEL PETE CORP DEL                 COM      699157103        3429   175,242 SH          SOLE        -       175,242      0    0
PENN TREATY AMER CORP                COM NEW    707874400        2188   339,282 SH          SOLE        -       339,282      0    0
PENWEST PHARMACEUTICALS CO             COM      709754105         598   230,041 SH          SOLE        -       230,041      0    0
PERVASIVE SOFTWARE INC                 COM      715710109        2985   765,436 SH          SOLE        -       765,436      0    0
PIONEER NAT RES CO                     COM      723787107         727    14,800 SH          SOLE        -        14,800      0    0
PREMIER EXHIBITIONS INC                COM      74051E102         242    40,000 SH          SOLE        -        40,000      0    0
QUEST RESOURCE CORP                  COM NEW    748349305        1304   200,000 SH          SOLE        -       200,000      0    0
RASER TECHNOLOGIES INC                 COM      754055101        2222   261,700 SH          SOLE        -       261,700      0    0
REIS INC                               COM      75936P105        1427   266,662 SH          SOLE        -       266,662      0    0
RESPONSE GENETICS INC                  COM      76123U105        2432   609,572 SH          SOLE        -       609,572      0    0
RURAL/METRO CORP                       COM      781748108          55    23,490 SH          SOLE        -        23,490      0    0
SLM CORP                               COM      78442P106         216    14,100 SH  CALL    SOLE        -        14,100      0    0
SEMTECH CORP                           COM      816850101         420    29,300 SH          SOLE        -        29,300      0    0
SPORT SUPPLY GROUP INC DEL             COM      84916A104         559    46,751 SH          SOLE        -        46,751      0    0
STAGE STORES INC NEW                 COM NEW    85254C305        2091   129,100 SH          SOLE        -       129,100      0    0
TEKELEC INC                            COM      879101103        1670   134,100 SH          SOLE        -       134,100      0    0
TIBCO SOFTWARE INC                     COM      88632Q103         336    47,000 SH          SOLE        -        47,000      0    0
TITANIUM METALS CORP                 COM NEW    888339207        1964   130,500 SH          SOLE        -       130,500      0    0
TITANIUM METALS CORP                 COM NEW    888339207         319    21,200 SH  CALL    SOLE        -        21,200      0    0
TRI VY CORP                            COM      895735108          66    11,000 SH          SOLE        -        11,000      0    0
TRINITY INDS INC                       COM      896522109        2774   104,100 SH          SOLE        -       104,100      0    0
WESTSIDE ENERGY CORP                   COM      96149R100        1995   712,600 SH          SOLE        -       712,600      0    0
WORLD HEART CORP                 COM PAR $0.001 980905301         175   176,270 SH          SOLE        -       176,270      0    0